Property and Equipment	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Property and Equipment

Note 6 – Property and Equipment

The Company’s property and equipment consisted of the following at June 30, 2023 and December 31, 2022:

	Estimated Useful Life in Years	June 30, 2023	December 31, 2022
		(Unaudited)
Leasehold improvements	Shorter of asset or lease term	$1,712,019	$2,233,603
Equipment	1.5 - 7	1,989,567	2,820,166
Total property and equipment		3,701,586	5,053,769

Less: accumulated depreciation		(3,135,743)	(3,476,977)
		565,843	1,576,792
Construction in progress		-	7,922
Total property and equipment, net		$565,843	$1,584,714

Depreciation was approximately $87,000 and $239,000 for the three months ended June 30, 2023 and 2022, respectively and approximately $233,000 and $473,000 for the six months ended June 30, 2023 and 2022, respectively.

Note 7 – Property and Equipment

Property and equipment consisted of the following at December 31:

	Estimated
	Useful Life in Years	2022	2021

Leasehold improvements	Shorter of asset or lease term	$2,233,603	$2,127,762
Equipment	1.5 – 10	2,820,166	2,810,028
Total property and equipment		5,053,769	4,937,790

Less: accumulated depreciation		(3,476,977)	(2,990,902)
		1,576,792	1,946,888

Construction in progress		7,922	376,275
Total property and equipment, net		$1,584,714	$2,323,163

Depreciation was $867,364 and $761,034 for the years ended December 31, 2022 and 2021, respectively.

IMAC HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2022 and 2021

Theralink Technologies Inc [Member]
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Once placed in service, they are depreciated on the straight-line method over their estimated useful lives. Leasehold improvements are accreted over the shorter of the estimated economic life or related lease terms. Property and equipment consist of the following:

	Estimated Useful Life in Years	June 30, 2023	September 30, 2022
Laboratory equipment	5	$358,388	$597,059
Furniture	5	24,567	24,567
Leasehold improvements	5	353,826	353,826
Computer equipment	3	76,470	68,490
		813,251	1,043,942
Less accumulated depreciation		(479,913)	(357,815)
Property and equipment, net		$333,338	$686,127

For the three months ended June 30, 2023 and 2022, depreciation expense related to property and equipment amounted to $40,586 and $36,825, respectively.

For the nine months ended June 30, 2023 and 2022, depreciation expense related to property and equipment amounted to $122,098 and $108,754, respectively.

During the three and nine months ended June 30, 2023, the Company recorded an impairment loss of $238,671 in connection with the impairment of certain laboratory equipment that was not in use and will likely not be used, which is included in operating expenses on the accompanying unaudited statement of operations.

Leased equipment was not included in the table above as it was accounted for in accordance with ASU 842 – Leases. These leases are discussed in Note 7 under financing lease right-of-use (“ROU”) assets and financing lease liabilities.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Once placed in service, they are depreciated on the straight-line method over their estimated useful lives. Leasehold improvements are accreted over the shorter of the estimated economic life or related lease terms. Property and equipment consist of the following:

	Estimated Useful Life in Years	September 30, 2022	September 30, 2021

Laboratory equipment	5	$597,059	$470,159
Furniture	5	24,567	24,567
Leasehold improvements	5	353,826	349,115
Computer equipment	3	68,490	68,490
		1,043,942	912,331
Less accumulated depreciation		(357,815)	(213,404)
Property and equipment, net		$686,127	$698,927

For the years ended September 30, 2022 and 2021, depreciation expense related to property and equipment amounted to $144,411 and $139,362, respectively.

Leased equipment was not included in the table above as it was accounted for in accordance with ASU 842 – Leases. These leases are discussed in Note 8 under financing lease right-of-use (“ROU”) assets and financing lease liabilities.